Short-Term Investment	6 Months Ended
Apr. 30, 2023
Short-term Investment [Abstract]
Short-term Investment
3.	Short-term Investment

As of April 30, 2023, the Company holds 27,778 common shares of Medigus Ltd (“Medigus”) (approximately 0.11%) with a total fair value of $135,001. The fair value of common shares held was determined by reference to public price quotations in an active market.

	October 31, 2022	Additions	Unrealized loss	April 30, 2023

Medigus Ltd. – Shares	$193,750	$-	$(58,749)	$135,001